Schedule of Investments (unaudited) July 31, 2021	BlackRock Emerging Markets Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 3.7%
Banco Bradesco SA, ADR	2,273,497	$10,617,231
Notre Dame Intermedica Participacoes SA	5,036,644	77,364,090
Petroleo Brasileiro SA, ADR	2,569,103	27,412,329
Suzano SA(a)	3,637,341	37,761,441

		153,155,091

China — 26.1%
Alibaba Group Holding Ltd., ADR(a)	283,883	55,411,123
China Construction Bank Corp., Class H	66,394,000	46,246,300
China Molybdenum Co. Ltd., Class A	51,857,145	55,569,433
China Molybdenum Co. Ltd., Class H	10,740,000	7,861,042
China Petroleum & Chemical Corp., Class H	123,874,000	56,643,916
Contemporary Amperex Technology Co. Ltd., Class A	592,013	50,739,340
Enn Energy Holdings Ltd.	3,392,700	70,799,847
Eve Energy Co. Ltd., Class A	3,132,341	54,840,236
Haier Smart Home Co. Ltd., Class A	8,581,474	33,180,924
Han’s Laser Technology Industry Group Co. Ltd., Class A	7,544,554	43,095,575
Jiumaojiu International Holdings Ltd.(b)	14,148,000	42,222,204
Joinn Laboratories China Co. Ltd., Class A	1,231,550	36,267,352
Joinn Laboratories China Co. Ltd., Class H(b)	722,680	12,095,463
Kanzhun Ltd., ADR(a)	714,635	24,619,176
Meituan, Class B(a)(b)	2,410,200	66,693,639
NetEase, Inc., ADR	680,225	69,525,797
Shandong Linglong Tyre Co. Ltd., Class A	3,458,524	20,053,949
Shenzhen Topband Co. Ltd., Class A	21,405,575	56,420,644
Tencent Holdings Ltd.	1,819,600	109,736,705
Wuxi Biologics Cayman, Inc.(a)(b)	4,260,500	65,075,942
XPeng, Inc., ADR(a)	759,537	30,784,034
Yum China Holdings, Inc.	1,268,399	78,881,734

		1,086,764,375

Egypt — 0.2%
Commercial International Bank Egypt SAE(a)	2,838,956	10,329,296

Hong Kong — 4.5%
AIA Group Ltd.	4,792,200	57,342,318
Hang Lung Properties Ltd.	14,768,000	38,225,317
Kuaishou Technology, (Acquired 01/29/21, Cost: $42,377,963)(c)	2,828,600	40,008,211
Linklogis, Inc., (Acquired 03/31/21, Cost: $15,477,351)(c)	6,776,000	11,573,266
SJM Holdings Ltd.(a)	43,233,000	38,992,654

		186,141,766

India — 12.3%
Axis Bank Ltd.(a)	9,599,250	91,660,007
Bandhan Bank Ltd.(b)	9,810,645	38,468,502
HDFC Bank Ltd.	4,340,753	83,534,249
ICICI Bank Ltd.	1,017,512	9,359,456
ICICI Bank Ltd., ADR	292,831	5,443,728
ICICI Prudential Life Insurance Co. Ltd.(b)	5,581,229	47,517,186
Indiabulls Housing Finance Ltd.	6,847,390	25,390,209
Infosys Ltd., ADR	3,840,941	84,961,615
InterGlobe Aviation Ltd.(a)(b)	1,662,278	36,758,484
Maruti Suzuki India Ltd.	392,247	36,854,271
UltraTech Cement Ltd.	507,376	52,022,909

		511,970,616

Security	Shares	Value

Italy — 1.3%
PRADA SpA	6,669,300	$52,258,858

Kazakhstan — 1.7%
Kaspi.KZ JSC, GDR	637,199	72,130,927

Mexico — 3.2%
Cemex SAB de CV(a)	15,780,917	12,874,453
Cemex SAB de CV, ADR(a)	7,271,690	59,118,840
Grupo Aeroportuario del Pacifico SAB de CV, ADR	168,621	19,342,515
Grupo Aeroportuario del Pacifico SAB de CV, Class B	3,553,490	40,871,941

		132,207,749

Panama — 1.0%
Copa Holdings SA, Class A(a)	560,941	39,776,326

Peru — 0.9%
Credicorp Ltd.(a)	380,117	38,376,612

Russia — 8.1%
Fix Price Group Ltd., GDR(a)	3,867,820	29,569,484
LUKOIL PJSC, ADR	1,151,642	98,679,335
Ozon Holdings PLC, ADR(a)	1,143,895	59,722,758
Sberbank of Russia PJSC	11,456,636	47,897,614
Sberbank of Russia PJSC, ADR	3,583,581	59,636,131
TCS Group Holding PLC, GDR	499,254	41,325,961
TCS Group Holding PLC, Registered Shares	24,868	2,073,467

		338,904,750

Saudi Arabia — 1.6%
Saudi National Bank	4,562,229	66,905,556

South Korea — 10.6%
Kakao Corp.	504,968	64,643,440
KB Financial Group, Inc.	958,646	42,579,103
NCSoft Corp.	84,829	60,841,352
Samsung Electronics Co. Ltd.	2,161,840	147,732,344
SK Hynix, Inc.	797,625	78,084,514
SK Innovation Co. Ltd.(a)	208,761	46,056,981

		439,937,734

Taiwan — 9.9%
Accton Technology Corp.	1,918,000	22,453,482
Taiwan Semiconductor Manufacturing Co. Ltd.	14,230,000	297,399,825
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	111,216	12,972,234
Unimicron Technology Corp.	9,100,000	47,813,922
Wiwynn Corp.	904,000	30,393,137

		411,032,600

Thailand — 0.9%
PTT PCL, NVDR	33,892,500	35,841,268

United States — 3.4%
Albemarle Corp.	502,629	103,561,679
Cree, Inc.(a)(d)	432,570	40,125,193

		143,686,872

Total Common Stocks — 89.4% (Cost: $3,380,876,225)		3,719,420,396

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Emerging Markets Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares		Value

Preferred Securities

Preferred Stocks — 2.9%

Brazil — 2.9%
Azul SA, Preference Shares(a)		4,939,046	$36,889,337
Banco Bradesco SA, Preference Shares		17,804,787	82,900,414
Banco Nacional SA, Preference Shares(e)		42,567,626	82

			119,789,833

Total Preferred Securities — 2.9% (Cost: $111,640,636)			119,789,833

Total Long-Term Investments — 92.3% (Cost: $3,492,516,861)			3,839,210,229

Short-Term Securities

Money Market Funds — 7.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(f)(g)		312,970,795	312,970,795
SL Liquidity Series, LLC, Money Market Series, 0.12%(f)(g)(h)		4,849,086	4,850,541

			317,821,336

	Par (000)

Time Deposits — 0.0%

Hong Kong — 0.0%
Hongkong & Shanghai Banking Corp. Ltd., 0.00%, 08/01/21	HKD	195	25,109

Total Short-Term Securities — 7.6% (Cost: $317,846,445)			317,846,445

Total Investments — 99.9% (Cost: $3,810,363,306)			4,157,056,674

Other Assets Less Liabilities — 0.1%			4,327,291

Net Assets — 100.0%			$4,161,383,965

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $51,581,477, representing 1.2% of its net assets as of period end, and an original cost of $57,855,314.

(d)	All or a portion of this security is on loan.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$321,271,043	$—	$(8,300,248	)(a)	$—	$—	$312,970,795	312,970,795	$5,791		$—
SL Liquidity Series, LLC, Money Market Series	10,450,481	—	(5,599,940	)(a)	—	—	4,850,541	4,849,086	23,273	(b)	—

					$—	$—	$317,821,336		$29,064		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

2

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Emerging Markets Fund, Inc.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	2,347	09/17/21	$149,938	$(4,195,711)

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long	Monthly	HSBC Bank PLC(b)	02/10/23	$56,970,096	$(1,384,126	)(c)	$55,610,436	1.4%
	Monthly	JPMorgan Chase Bank N.A.(d)	02/08/23	26,266,830	497,645	(e)	26,798,508	0.6

					$(886,481)		$82,408,944

(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $(24,466) of net dividends and financing fees.
(e)	Amount includes $(34,033) of net dividends and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)
Range:	60 basis points	50-95 basis points
Benchmarks:	USD - 1M US Dollar LIBOR BBA	USD - 1M US Dollar LIBOR BBA

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination date February 10, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

United Kingdom
Standard Chartered Plc	9,276,437	$55,610,436	100.0%

Net Value of Reference Entity — HSBC Bank PLC		$55,610,436

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank N.A. as of period end, termination date February 8, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Brazil
Suzano SA	637,075	$6,613,862	24.7%

Egypt
Commercial International Bank Egypt SAE	3,279,826	11,933,363	44.5

India
ICICI Bank Ltd.	443,856	8,251,283	30.8

Net Value of Reference Entity — JPMorgan Chase Bank N.A.		$26,798,508

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Emerging Markets Fund, Inc.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Brazil	$153,155,091	$—	$—	$153,155,091
China	315,642,508	771,121,867	—	1,086,764,375
Egypt	—	10,329,296	—	10,329,296
Hong Kong	—	186,141,766	—	186,141,766
India	90,405,343	421,565,273	—	511,970,616
Italy	—	52,258,858	—	52,258,858
Kazakhstan	72,130,927	—	—	72,130,927
Mexico	132,207,749	—	—	132,207,749
Panama	39,776,326	—	—	39,776,326
Peru	38,376,612	—	—	38,376,612
Russia	89,292,242	249,612,508	—	338,904,750
Saudi Arabia	66,905,556	—	—	66,905,556
South Korea	—	439,937,734	—	439,937,734
Taiwan	12,972,234	398,060,366	—	411,032,600
Thailand	—	35,841,268	—	35,841,268
United States	143,686,872	—	—	143,686,872
Preferred Securities
Preferred Stocks	119,789,751	—	82	119,789,833
Short-Term Securities
Money Market Funds	312,970,795	—	—	312,970,795
Time Deposits	—	25,109	—	25,109

	$1,587,312,006	$2,564,894,045	$82	4,152,206,133

Investments Valued at NAV(a)				4,850,541

				$4,157,056,674

Derivative Financial Instruments(b)
Assets
Equity Contracts	$—	$497,645	$—	$497,645

4

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Emerging Markets Fund, Inc.

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(b)
Liabilities
Equity Contracts	$(4,195,711)	$(1,384,126)	$—	$(5,579,837)

	$(4,195,711)	$(886,481)	$—	$(5,082,192)

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

HKD	Hong Kong Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

JSC	Joint Stock Company

MSCI	Morgan Stanley Capital International

NVDR	Non-Voting Depositary Receipt

PCL	Public Company Limited

PJSC	Public Joint Stock Company

SAB	Special Assessment Bonds

SCHEDULE OF INVESTMENTS	5